New standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2018
New standards and interpretations not yet adopted
New standards and interpretations not yet adopted

4. New standards and interpretations not yet adopted

The IASB issued a number of new IFRS standards or amendments to existing standards which are required to be adopted in annual periods beginning after December 31, 2018.

Standard	Effective date	Descriptions
IFRS 9	01/2019	Amendments Prepayment Features with Negative Compensation
IFRS 16	01/2019	Leases
IAS 19	01/2019	Amendments Plan Amendment, Curtailment or Settlement
IAS 28	01/2019	Amendments Long-term Interests in Associates and Joint Ventures
IFRIC 23	01/2019	Uncertainty over Income Tax Treatments
Improvements to IFRS (2015-2017)	01/2019	IFRS 3, IFRS 11, IAS 12, IAS 23
Others	01/2020	Amendments References to the Conceptual Framework in IFRS Standards 3
IFRS 3	01/2020	Amendment Definition of a business
IAS 1, IAS 8	01/2020	Amendment, Amendment Definition of material
IFRS 17	01/2021	Insurance Contracts
IFRS 10, IAS 28	indefinite	Amendment Sale or Contribution of Assets between Investor and its Associate or Joint Venture

Of those standards that are not yet effective, IFRS 16 is expected to have a material impact on the Company’s financial statements in the period of initial application.

The Company is required to adopt IFRS 16 Leases from January 1, 2019. The Company has assessed the estimated impact that initial application of IFRS 16 will have on its consolidated financial statements, as described below.

IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases (term less than 12 months) and leases of low-value items (value less than kUSD 5). Lessor accounting remains similar to the current standard – i.e. lessors continue to classify leases as finance or operating leases.

IFRS 16 replaces existing leases guidance, including IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases – Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

Leases under which the voxeljet Group is a lessee

The Group will recognize new assets and liabilities for its operating leases of factory facilities, vehicles and certain equipment. The nature of expenses related to these leases will now change because the Group will recognize a depreciation charge for right-of-use assets and interest expense on lease liabilities.

Previously, the Group recognized operating lease expense on a straight-line basis over the term of the lease, and recognized assets and liabilities only to the extent that there was a timing difference between actual lease payments and the expense recognized.

We do not expect significant impacts for the Company’s finance leases.

Leases under which the voxeljet Group is a lessor

No significant impact is expected for the operating leases in which the Group is a lessor.

Transition

The Group will apply IFRS 16 initially on January 1, 2019, using the modified retrospective approach. Therefore, the cumulative effect of adopting IFRS 16 will be recognized as an adjustment to the opening balance of retained earnings at January 1, 2019, with no restatement of comparative information.

The Group plans to apply the practical expedient to grandfather the definition of a lease on transition. This means that it will apply IFRS 16 to all contracts entered into before 1 January 1, 2019 and identified as leases in accordance with IAS 17 and IFRIC 4.

Based on an analysis conducted as part of the group-wide project on initial application, the Company expects that on January 1, 2019 right-of-use assets of approximately € 3.8 million and additional lease liabilities of approximately € 3.8 million will be presented on the consolidated statement of financial position.